NYSE Regulation

11005599

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

Received SEC
JAN 03 2011
Washington, DC 20549

CERTARCA
001-34200

VIA FACSIMILE AND U.S. MAIL
January 3, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: ProShares Trust II
CIK: 0001415311
Filer No.: 001-34200
Filing: Form 8-A filed 12/29/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on December 29, 2010) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

ProShares VIX Short-Term Futures
ProShares VIX Mid-Term Futures

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance